ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Comprehensive (Loss)/Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	$ (11,478)	$ (6,874)	$ 7,582
Comprehensive (loss) income attributable to Parent Company	138,760	(32,109)	(3,345)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	149,647	(25,695)	(10,626)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	(10,887)	(6,414)	7,281
Comprehensive (loss) income attributable to Parent Company	$ 138,760	$ (32,109)	$ (3,345)